Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net income	$ 17,440	$ 45,567
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation and amortization (Note 5)	40,053	36,032
Impairment of vessel (Note 5)	7,956	0
Amortization and write-off of deferred financing costs	1,483	1,053
Amortization / accretion of above / below market acquired charters (Note 6)	1,520	5,956
Amortization of ineffective portion of derivatives	(156)	0
Equity compensation expense (Note 10)	1,864	1,162
Change in fair value of derivatives (Note 8)	(3,213)	12,252
Unrealized bonds exchange differences	2,989	(14,138)
Changes in operating assets and liabilities:
Trade accounts receivable, net	(1,433)	2,337
Prepayments and other assets	3,763	(1,099)
Due from related party	3,636	0
Inventories	574	(823)
Claims	685	322
Trade accounts payable	2,271	1,309
Due to related parties	4,559	1,847
Accrued liabilities	6,387	413
Deferred revenue	1,146	(1,498)
Net cash provided by operating activities	91,524	90,692
Cash flows from investing activities:
Vessel acquisitions, including time charters attached, and improvements (Note 5)	(455,791)	(1,108)
Advances for vessels under construction – related party (Notes 4, 5)	0	(30,000)
Expenses related to the sale of vessels paid	0	(1,984)
Net cash used in investing activities	(455,791)	(33,092)
Cash flows from financing activities:
Proceeds from long-term debt (Note 7)	392,000	0
Deferred financing costs paid	(3,444)	(121)
Payments of long-term debt (Note 7)	(64,487)	(44,997)
Repurchase of common units (Note 9)	(3,846)	(2,935)
Dividends paid (Note 9)	(6,151)	(6,061)
Net cash provided by / (used in) financing activities	314,072	(54,114)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(50,195)	3,486
Cash, cash equivalents and restricted cash at beginning of period	154,848	30,987
Cash, cash equivalents and restricted cash at end of period	104,653	34,473
Supplemental cash flow information
Cash paid for interest	45,140	20,585
Non-Cash Investing and Financing Activities
Capital expenditures included in liabilities	12,207	692
Capitalized dry-docking costs included in liabilities	5,176	29
Deferred financing costs included in liabilities	410	0
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	92,936	23,869
Restricted cash - non-current assets	11,717	10,604
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	$ 104,653	$ 34,473